Composition by type of security issued and location (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Instruments Issued – Brazil:
Real estate credit notes	R$ 51,258,545	R$ 41,461,933
Agribusiness notes	31,176,213	17,300,060
Financial bills	93,772,038	79,752,267
Real Estate Secured Bill (LIG)	30,290,640	13,936,949
Subtotal	206,497,436	152,451,209
Securities – Overseas:
Euronotes	3,934,384	1,849,851
Securities issued through securitization – (item (b))	8,456,444	9,135,795
Subtotal	12,390,828	10,985,646
Structured Operations Certificates	3,369,064	2,791,687
Total	R$ 222,257,328	R$ 166,228,542	R$ 144,903,825